GOODWILL - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Goodwill [Line Items]
Loss on impairment of goodwill	$ 152,018	$ 0
Obagi Medical
Goodwill [Line Items]
Loss on impairment of goodwill	132,058
Milk Makeup
Goodwill [Line Items]
Loss on impairment of goodwill	$ 19,960